OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated June 25, 2008

to the Statement of Additional Information dated November 19, 2007,

as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Trustees

The section of the SAI entitled “Trustees and Officers of the Trust – Interested Trustee and Advisory Trustee” is amended by replacing the information regarding “Principal Occupation(s) During Past Five Years” and “Other Directorships Held by Trustee” for Julian F. Sluyters with the following:

Name	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
Julian F. Sluyters

Chief Executive Officer (June 2008 – present), President (2006 – present), and Chief Operating Officer (2006 – June 2008), Old Mutual Capital, Inc. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.

Old Mutual Capital, Inc., Old Mutual Investment Partners, and Old Mutual Fund Services

_____________________

Distributor: Old Mutual Investment Partners

R-08-303 06/2008

OLD MUTUAL FUNDS I

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Old Mutual International Bond Fund

Old Mutual Provident Mid-Cap Growth Fund

Supplement dated June 25, 2008

to the Statement of Additional Information dated February 1, 2008,

as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Trustees

The section of the SAI entitled “Trustees and Officers of the Trust – Interested Trustee and Advisory Trustee” is amended by replacing the information regarding “Principal Occupation(s) During Past Five Years” and “Other Directorships Held by Trustee” for Julian F. Sluyters with the following:

Name	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
Julian F. Sluyters

Chief Executive Officer (June 2008 – present), President (2006 – present), and Chief Operating Officer (2006 – June 2008), Old Mutual Capital, Inc. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.

Old Mutual Capital, Inc., Old Mutual Investment Partners, and Old Mutual Fund Services

_____________________

Distributor: Old Mutual Investment Partners

R-08-304 06/2008